SCHEDULE OF FAIR VALUE OF ASSET ACQUISITION (Details)	Sep. 14, 2021 USD ($)
Restructuring Cost and Reserve [Line Items]
Acquired unproved oil and gas properties	$ 5,583,720
Advance to operators	1,900,000
Assumed ARO liabilities	(45,176)
Total consideration	7,438,544
South Salinas Project [Member]
Restructuring Cost and Reserve [Line Items]
Acquired unproved oil and gas properties	5,583,720
Advance to operators	1,900,000
Assumed ARO liabilities	(45,176)
Total consideration	$ 7,438,544